Related party transactions - Summary of Remuneration Explanatory (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supervisory board [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	€ 1.0	€ 1.0	€ 1.1
Executive board [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	5.8	6.3	5.3
Key management [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	26.4	21.5	19.4
Fixed compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	14.5	9.4	8.5
Cash based variable compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	3.6	3.6	3.1
Share based variable compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	3.2	3.3	3.1
Pension contributions [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	3.9	4.3	3.7
Other benefits [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	€ 1.2	€ 0.9	€ 0.9